Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

(16) Intangible assets

The balances as of December 31, 2019, 2018 and 2017 for $772,640,  $949,355 and $1,040,042 are mainly comprised of trade names and customer relationships derived from the purchase transaction of the Acquired Co. I (note 4). Customer relationships are generally amortized over 15 years based on the pattern of revenue expected to be generated from the use of the asset.

Indefinite life intangible assets are initially recorded at their fair value and are not amortized, but they are reviewed for impairment at least annually or more frequently if impairment indicators arise.

During 2019 and 2018, the Company ended a relationship with clients for which an intangible asset was recognized. The Company does not expect to do future business with those clients resulting in an impairment of $73,733 and $6,139 in 2019 and 2018, respectively, which was charged to the results of the fiscal year as other expenses.

During 2018 the Company decided to discontinue a product line that it was no longer producing and did not have any success in selling the trademarks associated with that line. Accordingly, an impairment charge of $11,756 in trade names was recognized. The remaining intangible assets were evaluated internally and an independent external impairment study was performed to determine the fair value. This study resulted in impairment charges of $3,535 in the trade names in addition to the amounts listed above. The total impairment charges recognized during 2018 for intangible assets were $21,430.

Intangible assets consist of the following:

	2019	2018	2017
Amortizable intangible assets
Customer relationships	$891,553	1,020,500	1,028,747
Accumulated amortization	(74,859)	(95,911)	(34,876)
Impairment loss	(73,733)	(6,139)	—
Total net amortizable intangible assets	742,961	918,450	993,871
Trade names not subject to amortization	29,679	46,196	46,171
Impairment loss	—	(15,291)	—
Total intangible assets	$772,640	949,355	1,040,042